Stockholders'/Member Deficit (Details) - $ / shares			1 Months Ended		6 Months Ended	12 Months Ended
	May 07, 2018	Oct. 20, 2016	Apr. 26, 2018	Jul. 20, 2017	Jun. 30, 2018	Dec. 31, 2017	Feb. 28, 2018	Dec. 31, 2016
Stockholders'/Member Deficit (Textual)
Common stock authorized					100,000,000	100,000,000		45,000,000
Common stock, par value					$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued					8,014,994	7,864,994		5,216,565
Common stock, shares outstanding					8,014,994	7,864,994		5,216,565
Preferred stock authorized					10,000,000	10,000,000		5,000,000
Preferred stock, par value					$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Exchange of shares of common stock						1,573,000
Additional future issuance of restricted stock award shares					100,000
Issuance of restricted stock award, shares	50,000		100,000
Restricted common stock							250,000
NeuroOne, Inc. [Member]
Stockholders'/Member Deficit (Textual)
Common stock, ownership percentage				100.00%
Tendered for cancellation of shares				3,500,000
Issuance of founders shares resulting from Merger of LLC and NeuroOne Inc						85,051
Common stock issued as founders' shares		5,131,514
Description of founders' shares subscription		NeuroOne issued 5,131,514 shares of common stock (as adjusted for the exchange ratio in connection with the Acquisition) as founders' shares to seven individuals. Three of those investors were officers of NeuroOne. NeuroOne recorded $9,050 of share subscription receivable for these stock issuances in 2016, which remained outstanding as of December 31, 2016. The shares were subscribed at value of $0.03 per share based on a valuation prepared by NeuroOne utilizing a weighted average market value of invested capital methodology. In June 2017, the purchase price owed by the seven individuals for the founders' shares of NeuroOne under their respective subscription agreements totaling $9,050 was forgiven by NeuroOne prior to the Acquisition.
Restricted common stock				992,265